Operating expenses	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
17.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Purchases, sub-contracting and other expenses	(4,938)	(7,489)
Payroll costs (including share-based payments)	(6,729)	(6,430)
Depreciation, amortization and provision expenses(1)	(1,054)	(610)
Total R&D expenses	(12,721)	(14,529)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses decreased by €2.6 million for the six-month period ended June 30, 2026 as compared to the same period in 2025. This favorable variance is mainly related to a decrease on the clinical studies costs by €1.7 million due to the transfer of sponsorship of the 312 study to Janssen, to the end of patients recruitment on the study 1100 since the end of 2025 and lower patient recruitment on the study MDA in 2026 compared to the same period in 2025. In addition and following the transfer of the NBTXR3 production to Janssen, the raw material purchases decreased by €0.7 million in 2026 as compared to 2025.

R&D Payroll costs increased by €0.3 million, or by 4.6% for the six-month period ended June 30, 2026 as compared with the same period in 2025, which is mainly due to employee share-based payments impact for €0.5 million, partially offset by €0.2 million payroll costs decrease related to resources reallocation occurred in 2025.

R&D depreciation expenses increased by €0.4 million mainly due to the depreciation of an historical prepayment following the transfer of sponsorship of the 312 study.

17.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Purchases, fees and other expenses	(4,287)	(4,334)
Payroll costs (including share-based payments)	(6,237)	(7,040)
Depreciation, amortization and provision expenses (1)	(229)	80
Total SG&A expenses	(10,753)	(11,294)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses remained overall in line for the six-month period ended June 30, 2026 as compared to the same period in 2025, as SG&A expenses were closely monitored.

SG&A payroll costs decreased by €0.8 million, or 11.4%, for the six-month period ended June 30, 2026 as compared to the same period in 2025. This favorable variance is mainly due to the decrease of social charges booked during the first half of 2025 related to granted stock-option for €0.7 million and to the one-time severance expenses further to resources reallocation occurred during the first half of 2025 for €0.2 million, slightly offset by higher expenses related to employee share-based payments for €0.1 million.

SG&A depreciation expenses increased by €0.3 million due to unused provision reversal recorded during the first half of 2025 further to litigation settlement.

17.3 PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Wages and salaries	(6,972)	(7,182)
Payroll taxes	(3,179)	(4,088)
Share-based payments	(2,777)	(2,161)
Retirement benefit obligations	(39)	(40)
Total payroll costs	(12,967)	(13,470)
Full-Time Equivalent (FTE)	96	104
End-of-period employees (Headcount)	98	103

As of June 30, 2026, the Company had 98 employees, including 69 in R&D and 29 in selling, general and administrative expenses, compared to 103 as of June 30, 2025, including 72 in R&D and 31 in selling, general and administrative expenses.

Wages and salaries slightly decreased by 3%, or by €0.2 million for the six-month period ended June 30, 2026 as compared to the same period in 2025.

In the first half of 2026, related payroll taxes decreased by 22%, or by €0.9 million, mainly due to the phasing of social charges expenses related to stock options granting in 2025 for €0.7 million, and to the severance expenses following some resources reallocation in 2025 for €0.2 million having a favorable impact for the period ended June 30, 2026.

In accordance with IFRS 2 – Share-based Payment, the share-based payment expense recognized in the statement of consolidated operations reflects the amortization of the fair value of the granted awards over the service period. The share-based payment expenses amounted to €2.8 million for the period ended June 30, 2026, as compared with €2.2 million as of June 30, 2025 (see Note 18 - Share-based payments).

17.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended For the six month ended June 30 2026
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(561)	(224)	(784)
Reversal of provision for disputes and charges	62	6	68
Provision for disputes and charges	—	(10)	(10)
Impairment of current assets	(553)	—	(553)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,054)	(229)	(1,283)
Total Provision for retirement benefit obligations (IAS 19) (1)	(26)	(12)	(39)
Total depreciation, amortization and provision expenses	(1,080)	(241)	(1,321)

	For the six month period ended For the six month ended June 30 2025
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(2)
Amortization expense of tangible assets	(645)	(152)	(798)
Reversal of provision for disputes and charges	80	240	320
Provision for disputes and charges	(43)	(7)	(49)
Total depreciation, amortization and provision expenses (except IAS 19)	(610)	80	(529)
Total Provision for retirement benefit obligations (IAS 19)	(27)	(13)	(40)
Total depreciation, amortization and provision expenses	(637)	68	(569)
(1) Details of the provision for retirement benefit obligations are provided in note 11

17.5 OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Other non recurring expenses	—	(12)
Other non recurring income	—	5
Total other operating income and expenses	—	(7)

As of June 30, 2026, the Company has not recorded any material other operating income and expenses, unchanged compared to June 30, 2025.